SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 352	$ 369	$ 396
Cost and Expenses	721	730	696
Deductions	(676)	(747)	(723)
Balance at End of Period	397	352	369
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Period	66	1,127	1,265
Cost and Expenses	(5)	(1,061)	(139)
Other Accounts			1
Balance at End of Period	$ 61	$ 66	$ 1,127